financial instruments - Credit risk (Details) - CAD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017	Jan. 01, 2017
Credit risk
Maximum exposure (excluding income tax effects) to credit risk	$ 3,328	$ 3,300	$ 2,963
Cash and temporary investments, net
Credit risk
Maximum exposure (excluding income tax effects) to credit risk	683	509	432
Customer accounts receivable
Credit risk
Maximum exposure (excluding income tax effects) to credit risk	1,485	1,614	1,462
Contract assets
Credit risk
Maximum exposure (excluding income tax effects) to credit risk	1,125	1,153	1,052
Derivatives
Credit risk
Maximum exposure (excluding income tax effects) to credit risk	$ 35	$ 24	$ 17